FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

14.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The financial instruments of the Group primarily include cash and cash equivalents, trade and bills receivable, other receivables, contract assets, derivative financial liabilities, trade payables, other payables, dividends payable, amounts due to related companies, amounts due to the Shareholder, lease liabilities and interest-bearing loans and borrowings.

The Group is exposed to credit risk, foreign currency risk, business and economic risk and liquidity risk. The Group has not used any derivatives or other instruments for hedging purposes. The Group does not hold or issue derivative financial liabilities for trading purposes. The Group reviews and agrees policies for managing each of these risks and they are summarized below.

(a)	Credit risk

Management has a credit policy in place and the exposures to credit risk are monitored on an ongoing basis. Debts are usually due within 30 to 90 days from the date of billing.

Management groups financial instruments based on shared credit risk characteristics, such as instrument type and credit risk ratings for the purpose of determining significant increase in credit risk and calculation of impairment. The carrying amount of each financial asset in the condensed interim consolidated statement of financial position represents the Group’s maximum exposure to credit risk in relation to its financial assets.

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

- significant financial difficulty of the debtor

- a breach of contract such as a default or past due event; or

- it is probable that the debtor will enter bankruptcy or other financial reorganization.

To manage credit risk arising from trade receivables and contract assets, the credit quality of the debtors is assessed, taking into account their historical settlement records, past experience and other factors. The Group applies the simplified approach to provide for ECLs prescribed by IFRS 9, which permits the use of lifetime expected loss provision for all trade receivables. The ECLs also incorporated forward-looking information.

For financial assets assessed for impairment under the general approach, the Group established a policy to perform an assessment at the end of each reporting period of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument. The Group groups its other receivables into Stage 1, Stage 2 and Stage 3, as described below:

Stage 1 – When other receivables are first recognized, the Group recognized an allowance based on 12 months’ ECLs.

Stage 2 – When other receivables have shown a significant increase in credit risk since origination, the Group records an allowance for the lifetime ECLs.

Stage 3 – Other receivables are considered credit-impaired. The Group records an allowance for the lifetime ECLs.

Management also makes periodic collective assessments for other receivables and amounts due from related companies as well as individual assessments of the recoverability of other receivables based on historical settlement records, past experience and other factors. The Group classified other receivables and amounts due from related companies in Stage 1 and continuously monitored their credit risk. Management believes that there is no material credit risk inherent in the Group’s outstanding balance of other receivables as of December 31, 2024 and June 30, 2025.

The Group does not provide any guarantees that would expose the Group to credit risk. There are no further quantitative disclosures in respect of the Group’s exposure to credit risk arising from financial assets as of December 31, 2024 and June 30, 2025.

Cash and cash equivalents

The Group maintains its cash and cash equivalents primarily with various PRC state-owned banks and Hong Kong based financial institutions, which management believes are of high credit quality. The Group performs periodic evaluations of the relative credit standing of those financial institutions.

(b)	Foreign currency risk

Foreign currency risk primarily arises from certain significant foreign currency deposits denominated in US$ and HK$ and related exposures are disclosed in Note 11. The Group Treasury closely monitors the international foreign currency market on the change of exchange rates and takes these into consideration when investing in foreign currency deposits and borrowing loans.

CNY is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of CNY into foreign currencies. The value of CNY is subject to changes in PRC government policies and to international economic and political developments affecting the supply and demand in the China Foreign Exchange Trading System market. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China.

There is no significant exposure to foreign currency risk as of December 31, 2024 and June 30, 2025 for the Company.

(c)	Business and economic risk

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the political, economic and social conditions in the PRC. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(d)	Liquidity risk

The Group manages its liquidity risk by regularly monitoring its liquidity requirements and its compliance with debt covenants to ensure that it maintains sufficient cash and cash equivalents, as well as adequate time deposits to meet its liquidity requirements in the short and long term.

The table below summarizes the maturity profile of the Group’s financial liabilities and lease liabilities based on contractual undiscounted payments:

December 31, 2024 (Audited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	2,138	—	—	—	2,138
Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	1,910	—	—	1,910
Due to related companies	—	11,361	—	—	11,361
Due to the Shareholder	—	—	78,567	—	78,567

Total	2,418	13,271	78,567	—	94,256

June 30, 2025 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	236	—	—	—	236
Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	1,025	—	—	1,025
Due to related companies	—	11,563	—	—	11,563
Due to the Shareholder	—		75,361	—	75,361

Total	516	12,588	75,361	—	88,465

June 30, 2025 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Derivative financial liabilities	33	—	—	—	33
Trade payables	39	—	—	—	39
Financial liabilities in other payables and accruals	—	143	—	—	143
Due to related companies	—	1,612	—	—	1,612
Due to the Shareholder	—		10,507	—	10,507

Total	72	1,755	10,507	—	12,334